Shareholder Report, Holdings (Details)	Sep. 30, 2024
American Funds® U.S. Government Money Market Fund - Class A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® U.S. Government Money Market Fund - Class A | U.S. Treasury bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.05%
American Funds® U.S. Government Money Market Fund - Class A | Federal agency bills & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.61%
American Funds® U.S. Government Money Market Fund - Class A | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
American Funds® U.S. Government Money Market Fund - Class A | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.67%
American Funds® U.S. Government Money Market Fund - Class A | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.43%)
American Funds® U.S. Government Money Market Fund - Class C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® U.S. Government Money Market Fund - Class C | U.S. Treasury bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.05%
American Funds® U.S. Government Money Market Fund - Class C | Federal agency bills & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.61%
American Funds® U.S. Government Money Market Fund - Class C | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
American Funds® U.S. Government Money Market Fund - Class C | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.67%
American Funds® U.S. Government Money Market Fund - Class C | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.43%)
American Funds® U.S. Government Money Market Fund - Class T
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® U.S. Government Money Market Fund - Class T | U.S. Treasury bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.05%
American Funds® U.S. Government Money Market Fund - Class T | Federal agency bills & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.61%
American Funds® U.S. Government Money Market Fund - Class T | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
American Funds® U.S. Government Money Market Fund - Class T | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.67%
American Funds® U.S. Government Money Market Fund - Class T | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.43%)
American Funds® U.S. Government Money Market Fund - Class F-1
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® U.S. Government Money Market Fund - Class F-1 | U.S. Treasury bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.05%
American Funds® U.S. Government Money Market Fund - Class F-1 | Federal agency bills & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.61%
American Funds® U.S. Government Money Market Fund - Class F-1 | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
American Funds® U.S. Government Money Market Fund - Class F-1 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.67%
American Funds® U.S. Government Money Market Fund - Class F-1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.43%)
American Funds® U.S. Government Money Market Fund - Class F-2
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® U.S. Government Money Market Fund - Class F-2 | U.S. Treasury bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.05%
American Funds® U.S. Government Money Market Fund - Class F-2 | Federal agency bills & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.61%
American Funds® U.S. Government Money Market Fund - Class F-2 | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
American Funds® U.S. Government Money Market Fund - Class F-2 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.67%
American Funds® U.S. Government Money Market Fund - Class F-2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.43%)
American Funds® U.S. Government Money Market Fund - Class F-3
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® U.S. Government Money Market Fund - Class F-3 | U.S. Treasury bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.05%
American Funds® U.S. Government Money Market Fund - Class F-3 | Federal agency bills & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.61%
American Funds® U.S. Government Money Market Fund - Class F-3 | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
American Funds® U.S. Government Money Market Fund - Class F-3 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.67%
American Funds® U.S. Government Money Market Fund - Class F-3 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.43%)
American Funds® U.S. Government Money Market Fund - Class 529-A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® U.S. Government Money Market Fund - Class 529-A | U.S. Treasury bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.05%
American Funds® U.S. Government Money Market Fund - Class 529-A | Federal agency bills & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.61%
American Funds® U.S. Government Money Market Fund - Class 529-A | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
American Funds® U.S. Government Money Market Fund - Class 529-A | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.67%
American Funds® U.S. Government Money Market Fund - Class 529-A | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.43%)
American Funds® U.S. Government Money Market Fund - Class 529-C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® U.S. Government Money Market Fund - Class 529-C | U.S. Treasury bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.05%
American Funds® U.S. Government Money Market Fund - Class 529-C | Federal agency bills & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.61%
American Funds® U.S. Government Money Market Fund - Class 529-C | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
American Funds® U.S. Government Money Market Fund - Class 529-C | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.67%
American Funds® U.S. Government Money Market Fund - Class 529-C | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.43%)
American Funds® U.S. Government Money Market Fund - Class 529-E
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® U.S. Government Money Market Fund - Class 529-E | U.S. Treasury bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.05%
American Funds® U.S. Government Money Market Fund - Class 529-E | Federal agency bills & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.61%
American Funds® U.S. Government Money Market Fund - Class 529-E | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
American Funds® U.S. Government Money Market Fund - Class 529-E | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.67%
American Funds® U.S. Government Money Market Fund - Class 529-E | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.43%)
American Funds® U.S. Government Money Market Fund - Class 529-T
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® U.S. Government Money Market Fund - Class 529-T | U.S. Treasury bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.05%
American Funds® U.S. Government Money Market Fund - Class 529-T | Federal agency bills & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.61%
American Funds® U.S. Government Money Market Fund - Class 529-T | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
American Funds® U.S. Government Money Market Fund - Class 529-T | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.67%
American Funds® U.S. Government Money Market Fund - Class 529-T | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.43%)
American Funds® U.S. Government Money Market Fund - Class 529-F-1
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® U.S. Government Money Market Fund - Class 529-F-1 | U.S. Treasury bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.05%
American Funds® U.S. Government Money Market Fund - Class 529-F-1 | Federal agency bills & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.61%
American Funds® U.S. Government Money Market Fund - Class 529-F-1 | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
American Funds® U.S. Government Money Market Fund - Class 529-F-1 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.67%
American Funds® U.S. Government Money Market Fund - Class 529-F-1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.43%)
American Funds® U.S. Government Money Market Fund - Class 529-F-2
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® U.S. Government Money Market Fund - Class 529-F-2 | U.S. Treasury bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.05%
American Funds® U.S. Government Money Market Fund - Class 529-F-2 | Federal agency bills & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.61%
American Funds® U.S. Government Money Market Fund - Class 529-F-2 | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
American Funds® U.S. Government Money Market Fund - Class 529-F-2 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.67%
American Funds® U.S. Government Money Market Fund - Class 529-F-2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.43%)
American Funds® U.S. Government Money Market Fund - Class 529-F-3
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® U.S. Government Money Market Fund - Class 529-F-3 | U.S. Treasury bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.05%
American Funds® U.S. Government Money Market Fund - Class 529-F-3 | Federal agency bills & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.61%
American Funds® U.S. Government Money Market Fund - Class 529-F-3 | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
American Funds® U.S. Government Money Market Fund - Class 529-F-3 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.67%
American Funds® U.S. Government Money Market Fund - Class 529-F-3 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.43%)
American Funds® U.S. Government Money Market Fund - Class ABLE-A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® U.S. Government Money Market Fund - Class ABLE-A | U.S. Treasury bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.05%
American Funds® U.S. Government Money Market Fund - Class ABLE-A | Federal agency bills & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.61%
American Funds® U.S. Government Money Market Fund - Class ABLE-A | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
American Funds® U.S. Government Money Market Fund - Class ABLE-A | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.67%
American Funds® U.S. Government Money Market Fund - Class ABLE-A | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.43%)
American Funds® U.S. Government Money Market Fund - Class ABLE-F-2
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® U.S. Government Money Market Fund - Class ABLE-F-2 | U.S. Treasury bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.05%
American Funds® U.S. Government Money Market Fund - Class ABLE-F-2 | Federal agency bills & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.61%
American Funds® U.S. Government Money Market Fund - Class ABLE-F-2 | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
American Funds® U.S. Government Money Market Fund - Class ABLE-F-2 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.67%
American Funds® U.S. Government Money Market Fund - Class ABLE-F-2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.43%)
American Funds® U.S. Government Money Market Fund - Class R-1
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® U.S. Government Money Market Fund - Class R-1 | U.S. Treasury bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.05%
American Funds® U.S. Government Money Market Fund - Class R-1 | Federal agency bills & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.61%
American Funds® U.S. Government Money Market Fund - Class R-1 | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
American Funds® U.S. Government Money Market Fund - Class R-1 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.67%
American Funds® U.S. Government Money Market Fund - Class R-1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.43%)
American Funds® U.S. Government Money Market Fund - Class R-2
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® U.S. Government Money Market Fund - Class R-2 | U.S. Treasury bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.05%
American Funds® U.S. Government Money Market Fund - Class R-2 | Federal agency bills & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.61%
American Funds® U.S. Government Money Market Fund - Class R-2 | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
American Funds® U.S. Government Money Market Fund - Class R-2 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.67%
American Funds® U.S. Government Money Market Fund - Class R-2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.43%)
American Funds® U.S. Government Money Market Fund - Class R-2E
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® U.S. Government Money Market Fund - Class R-2E | U.S. Treasury bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.05%
American Funds® U.S. Government Money Market Fund - Class R-2E | Federal agency bills & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.61%
American Funds® U.S. Government Money Market Fund - Class R-2E | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
American Funds® U.S. Government Money Market Fund - Class R-2E | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.67%
American Funds® U.S. Government Money Market Fund - Class R-2E | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.43%)
American Funds® U.S. Government Money Market Fund - Class R-3
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® U.S. Government Money Market Fund - Class R-3 | U.S. Treasury bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.05%
American Funds® U.S. Government Money Market Fund - Class R-3 | Federal agency bills & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.61%
American Funds® U.S. Government Money Market Fund - Class R-3 | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
American Funds® U.S. Government Money Market Fund - Class R-3 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.67%
American Funds® U.S. Government Money Market Fund - Class R-3 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.43%)
American Funds® U.S. Government Money Market Fund - Class R-4
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® U.S. Government Money Market Fund - Class R-4 | U.S. Treasury bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.05%
American Funds® U.S. Government Money Market Fund - Class R-4 | Federal agency bills & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.61%
American Funds® U.S. Government Money Market Fund - Class R-4 | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
American Funds® U.S. Government Money Market Fund - Class R-4 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.67%
American Funds® U.S. Government Money Market Fund - Class R-4 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.43%)
American Funds® U.S. Government Money Market Fund - Class R-5E
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® U.S. Government Money Market Fund - Class R-5E | U.S. Treasury bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.05%
American Funds® U.S. Government Money Market Fund - Class R-5E | Federal agency bills & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.61%
American Funds® U.S. Government Money Market Fund - Class R-5E | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
American Funds® U.S. Government Money Market Fund - Class R-5E | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.67%
American Funds® U.S. Government Money Market Fund - Class R-5E | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.43%)
American Funds® U.S. Government Money Market Fund - Class R-5
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® U.S. Government Money Market Fund - Class R-5 | U.S. Treasury bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.05%
American Funds® U.S. Government Money Market Fund - Class R-5 | Federal agency bills & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.61%
American Funds® U.S. Government Money Market Fund - Class R-5 | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
American Funds® U.S. Government Money Market Fund - Class R-5 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.67%
American Funds® U.S. Government Money Market Fund - Class R-5 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.43%)
American Funds® U.S. Government Money Market Fund - Class R-6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® U.S. Government Money Market Fund - Class R-6 | U.S. Treasury bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.05%
American Funds® U.S. Government Money Market Fund - Class R-6 | Federal agency bills & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.61%
American Funds® U.S. Government Money Market Fund - Class R-6 | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
American Funds® U.S. Government Money Market Fund - Class R-6 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.67%
American Funds® U.S. Government Money Market Fund - Class R-6 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.43%)